Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 289,945		$ 138,912		$ 9,694
Acquisition of intangible assets	2,443,593	$ 81,698	838,675	$ 1,283,938
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	13,298,679		11,555,847		444,623
Acquisition of investments accounted for under the equity method, Purchase price	9,564,517		7,948,413		$ 319,777
Disposal of subsidiaries, Proceeds			4,617
Disposal of available-for-sale financial assets, noncurrent, Proceeds	0	0	0	2,159,636
Disposal of available-for-sale financial assets, noncurrent, Disposal gain (loss)	(16,293)	$ (545)	(19,286)	1,269,369
Associates [member]
Disclosure of transactions between related parties [line items]
Operating revenues	1,532,339		1,291,398	1,357,720
Accounts receivable-related parties, net	278,702		134,646
Refund liability, current	7,880		1,287
Acquisition of intangible assets	339,463		200,610	322,808
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	70,134
Acquisition of investments accounted for under the equity method, Purchase price	$ 720,000		$ 840,000
Acquisition of investments accounted for under the equity method, Trading Volume | shares	72,000	72,000	84,000
Associates [member] | Stock Of Materials Analysis Technology Inc [member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	$ 32,923
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares	500	500
Associates [member] | Stock Of Gear Radio Ltd [member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	$ 37,211
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares	1,900	1,900
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Operating revenues	$ 0		$ 4,277	12,465
Other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	45,523		27,881	30,417
Accounts receivable-related parties, net	11,243		4,266
Refund liability, current	48		71
Disposal of subsidiaries, Proceeds			4,617
Disposal of subsidiary, Disposal gain (loss)			$ (31,856)
Disposal of subsidiary, Trading Volume | shares			46,168
Disposal of available-for-sale financial assets, noncurrent, Proceeds				50,745
Disposal of available-for-sale financial assets, noncurrent, Disposal gain (loss)				$ (13,753)
Disposal of available-for-sale financial assets, noncurrent, Trading Volume | shares				6,489
Mask expenditure	2,346,263		$ 1,750,088	$ 994,710
Other payables of mask expenditure	683,892		571,036	580,789
All other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	1,577,862		1,323,556	$ 1,400,602
Refund liability, current	$ 7,928		$ 1,358